Pension Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Cost recognized for defined contribution pension plans	$ 15.2	$ 13.9	$ 14.8
Accumulated benefit obligation	67.1	$ 95.7
Estimations of contributions into benefit plan during 2016	$ 4.9
NORWAY [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	71.00%
AUSTRALIA [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of ownership of defined benefit pension assets	29.00%